INCOME TAXES - Summary of Valuation Allowance Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 134.9	$ 387.6	$ 286.8
Additions charged to income tax expense	3.5	141.0	107.1
Reductions credited to income tax expense	(6.8)	(359.0)	0.0
Changes to other comprehensive income or loss and other	7.9	(34.7)	(6.3)
Ending balance	$ 139.5	$ 134.9	$ 387.6